LIQUIDITY AND GOING CONCERN UNCERTAINTIES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		6 Months Ended
	Feb. 08, 2023 USD ($)	Nov. 30, 2022 USD ($)	Sep. 26, 2022 USD ($) item $ / shares shares	Sep. 25, 2022 USD ($) agreement	May 27, 2022 CNY (¥) item shares	May 27, 2022 USD ($) item $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	May 30, 2022 $ / shares	Dec. 31, 2021 CNY (¥)
Liquidity [Line items]
Cash and cash equivalents									¥ 6,890			$ 1,029		¥ 9,251
Working capital deficit									5,391			$ 805
Losses									48,815	$ 7,289	¥ 57,689
Cash flows from operations									¥ 31,202	$ 4,660	¥ 28,297
Subsequent events
Liquidity [Line items]
Number of investment agreements | agreement				2
Number of third party investors | item			9
ADSs
Liquidity [Line items]
Sale price per share						$ 0.30
Number of Ads per share | shares					1	1	0.05	0.05
ADSs | Subsequent events
Liquidity [Line items]
Sale price per share							$ 3.50	$ 3.50
Class A ordinary shares | Subsequent events
Liquidity [Line items]
Sale price per share							$ 0.175	$ 0.175
Shanghai Stonedrop Investment Management Center | Subsequent events
Liquidity [Line items]
Amount agreed to invest | $				$ 15,000
Dr Yu | Subsequent events
Liquidity [Line items]
Amount agreed to invest | $				$ 10,000
Third party investors
Liquidity [Line items]
Amount agreed to invest					¥ 20,094	$ 3,000
Number of third party investors | item					9	9
Third party investors | Subsequent events
Liquidity [Line items]
Amount agreed to invest | $							$ 5,200	$ 5,200
Number of third party investors | item			9
Sale price per share			$ 0.1
Investment received | $	$ 4,100	$ 3,700
Third party investors | ADSs
Liquidity [Line items]
Sale price per share						$ 0.75							$ 1.2
Third party investors | ADSs | Subsequent events
Liquidity [Line items]
Sale price per share							$ 3.50	$ 3.50
Number of shares agreed to invest | shares							1,485,714	1,485,714
Third party investors | Class A ordinary shares
Liquidity [Line items]
Sale price per share						$ 0.4
Third party investors | Class A ordinary shares | Subsequent events
Liquidity [Line items]
Amount agreed to invest | $			$ 3,700
Sale price per share			$ 0.1				$ 0.175	$ 0.175
Number of shares agreed to invest | shares			36,729,613				29,714,279	29,714,279